Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

Note 3. Related Party Transactions

        The Company has various agreements MVS Multivision Digital S. de R.L. de C.V. and its affiliates (collectively "MVS"), a Mexican media and television conglomerate, which have directors and stockholders in common with the Company as follows:

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An agreement through August 1, 2017 pursuant to which MVS provides Cinelatino with satellite and support services including origination, uplinking and satellite delivery of two feeds of Cinelatino's channel (for U.S. and Latin America), master control and monitoring, dubbing, subtitling and close captioning, and other support services (the "Satellite and Support Services Agreement"). Total expenses incurred were $2.1 million, $1.6 million and $0 for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in cost of revenues.

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A ten-year master license agreement through July 2017, which grants MVS the non-exclusive right (except with respect to pre-existing distribution arrangements between MVS and third party distributors that are effective at the time of the consummation of the Transaction) to duplicate, distribute and exhibit Cinelatino's service via cable, satellite or by any other means in Latin America and in Mexico to the extent that Mexico distribution is not owned by MVS. Pursuant to the agreement, Cinelatino receives revenue net of MVS's distribution fees, which is presently equal to 13.5% of all license fees collected from distributors in Latin America and Mexico. Total revenues recognized were $4.2 million, $2.7 million and $0 for the years ended December 31, 2014, 2013 and 2012, respectively.

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An affiliation agreement through August 1, 2017 for the distribution and exhibition of Cinelatino's programming service through Dish Mexico (dba Commercializadora de Frecuencias Satelitales, S de R.L. de C.V.), an MVS affiliate that transmits television programming services throughout Mexico. Total revenues recognized were $1.9 million, $1.3 million and $0 for the years ended December 31, 2014, 2013 and 2012 respectively.

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A distribution agreement that gave MVS the exclusive right to negotiate the terms of the distribution, sub-distribution and exhibition of Cinelatino throughout the United States of America. The agreement stipulated a distribution fee of 13.5% of the revenue received from all multiple system operators. Upon consummation of the Transaction on April 4, 2013, the agreement was terminated effective January 1, 2013. In consideration for such termination, the Company made a cash payment to MVS in an amount equal to $3.8 million, which is reflected in selling, general and administrative expenses in 2013. See Note 2.

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In November 2013, we licensed six movies from MVS. The agreement granted Cinelatino certain cable television and free video on demand rights in the United States, its territories, possessions, and commonwealths (including Puerto Rico), and Latin America (excluding Brazil). Expenses incurred under this agreement are included in cost of revenues and amounted to $0 million and $0 million for the years ended December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, $0.1 million and $0.1 million is included in programming rights related to this agreement.

        Amounts due from MVS pursuant to the agreements noted above, net of an allowance for doubtful accounts, amounted to $3.4 million and $2.1 million at December 31, 2014 and 2013, respectively, and are remitted monthly. Amounts due to MVS pursuant to the agreements noted above amounted to $0.7 million and $0.5 at December 31, 2014 and 2013, respectively, and are remitted monthly.

        We entered into a three-year consulting agreement effective April 9, 2013 with James M. McNamara, a member of the Company's board of directors, to provide the development, production and maintenance of programming, affiliate relations, identification and negotiation of carriage opportunities, and the development, identification and negotiation of new business initiatives including sponsorship, new channels, direct-to-consumer programs and other interactive initiatives. Prior to that, Cinelatino entered into a consulting agreement with an entity owned by James M. McNamara. Total expenses incurred under these agreements are included in selling, general and administrative expenses and amounted to $0.2 million and $0.2 million for the years ended December 31, 2014 and 2013, respectively. Amounts due this related party totaled $0.1 million at December 31, 2014 and 2013.

        We have entered into programming agreements with Panamax Films, LLC ("Panamax"), an entity owned by James M. McNamara for the licensing of three specific movie titles. Expenses incurred under this agreement are included in cost of revenues in the accompanying consolidated statements of operations, and amounted to $0 million for each of the years ended December 31, 2014, 2013 and 2012. At December 31, 2014 and 2013, $0.2 million and $0.1 million, respectively, is included in other assets in the accompanying consolidated balance sheets as prepaid programming related to these agreements.

        During 2013, we engaged Pantelion to assist in the theatrical distribution of a feature film in the United States. Pantelion is a joint venture made up of several organizations, including Panamax Films, LLC ("Panamax"), Lions Gate Films Inc. ("Lions Gate") and Grupo Televisa. Panamax is owned by James McNamara, who is also the Chairman of Pantelion. We agreed to pay to Pantelion in connection with their services no more than 12.5% of all "rentals" (box-office proceeds earned from the theatrical run of the film and reimbursable expenses). Total expenses incurred are included in cost of revenues in the accompanying consolidated statements of operations and amounted to $0 and $0.3 million for the years ended December 31, 2014 and 2013, respectively. Amounts due Pantelion at December 31, 2014 and 2013 totaled $0.

        Subsequent to the year ended December 31, 2014, we are operating under a non-binding term sheet (subject to documentation and execution of a definitive agreement) to license the rights to fourteen (14) motion pictures from Lions Gate for a total license fee of $0.8 million. Lions Gate has an agreement with Pantelion, to act as Pantelion's exclusive agent with respect to licensing certain content which is owned by Pantelion. Fees paid by Cinelatino to Lions Gate may be remunerated to Pantelion in accordance with their financial arrangements.